Note 15 - Earnings Per Common Share - Basic and Diluted Earnings (Loss) Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Weighted average number of common shares outstanding used in basic earnings per common share calculation (in shares)	4,471,363	4,623,237
Options (in shares)	16,361	10,148
Restricted stock awards (in shares)	16,214	14,263
Weighted average number of common shares outstanding adjusted for effect of dilutive securities (in shares)	4,503,938	4,647,648
Net income	$ 13,564	$ 10,302
Basic earnings per common share (in dollars per share)	$ 3.03	$ 2.23
Diluted earnings per common share (in dollars per share)	$ 3.01	$ 2.22